Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our principal executive officer(s) (“PEO(s)”) and Named Executive Officers (“NEOs”), with certain adjustments to reflect “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended March 31, 2024, 2023, 2022 and 2021, our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, net income (loss) and Adjusted EBITDA for each such fiscal year in accordance with SEC rules:

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
							Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for First PEO (Mr. Dankberg) ($)	Compensation Actually Paid to First PEO (Mr. Dankberg) ($) (1)(2)	Summary Compensation Table Total for Second PEO (Mr. Baldridge) ($)	Compensation Actually Paid to Second PEO (Mr. Baldridge) ($) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)	Net Income (Loss) ($) (in thousands) (4)	Adjusted EBITDA ($) (in thousands) (5)(6)
2024	8,960,679	(1,818,672)	N/A	N/A	6,586,506	2,940,276	50.36	116.91	(1,068,904)	1,410,414
2023	6,996,915	(2,285,665)	4,854,625	(4,154,098)	2,211,338	312,927	94.21	115.70	1,084,806	583,170
2022	N/A	N/A	12,236,750	9,561,302	5,514,686	4,238,353	135.86	131.72	(15,534)	611,218
2021	9,359,823	14,176,753	9,227,089	13,768,258	3,176,279	4,478,427	133.83	141.13	3,691	530,688

(1)
Amounts represent compensation actually paid to our PEO(s) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Fiscal Year	First PEO	Second PEO	Non-PEO NEOs
2024	Mark Dankberg	N/A	Shawn Duffy, K. Guru Gowrappan, Kevin Harkenrider, Craig Miller and Dave Ryan
2023	Mark Dankberg	Richard Baldridge	Shawn Duffy, Kevin Harkenrider, Craig Miller and Mark Miller
2022	N/A	Richard Baldridge	Mark Dankberg, Shawn Duffy, Kevin Harkenrider and Mark Miller
2021	Mark Dankberg	Richard Baldridge	Shawn Duffy, James Dodd, Ken Peterman and Mark Miller

(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for fiscal year 2024, as adjusted as follows:

Adjustments(a)	PEO (Mr. Dankberg)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(5,811,329)	(4,602,041)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	4,170,838	2,475,137
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	49,682
Increase/(deduction) for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(8,227,649)	(1,370,323)
Increase/(deduction) for Awards Granted during Prior Fys that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(911,211)	(198,685)
COMPENSATION ACTUALLY PAID	(1,818,672)	2,940,276

(a)
Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (1) for RSU awards, the closing price of a share of our common stock on the vesting date or applicable fiscal year end Date, and (2) for performance-based stock options, using a Monte Carlo simulation as of the applicable vesting date or applicable fiscal year end date which considered the likelihood of achieving the vesting conditions with respect to any relative TSR market condition. Assumptions used in the Monte-Carlo simulations performed for this purpose provided for a remaining contractual term assumption ranging between 2.6 - 5.0 years, a volatility assumption ranging between 58.49% - 63.87% using the Company’s historical volatility, and a risk free interest rate ranging between 4.10% - 4.36%, based on the yields of U.S. Treasury securities with maturities approximating the terms of the awards. For additional information on the valuation assumptions used in the calculation of these amounts, refer to note 9 to the financial statements included in our annual report on Form 10-K for the fiscal year ended March 31, 2024, as filed with SEC.

(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NASDAQ Telecommunications Index (the “Peer Group”).

(4)
Represents net income (loss) attributable to Viasat, Inc. Net income (loss) attributable to Viasat, Inc. for fiscal years 2024, 2023, 2022, and 2021 includes net income (loss) from discontinued operations. Net income (loss) from continuing operations attributable to Viasat, Inc. would have been ($1,058.5) million, ($217.6) million, ($114.7) million, and ($79.9) million for 2024, 2023, 2022, and 2021, respectively.

(5)
Adjusted EBITDA is a
non-GAAP
measure. We define Adjusted EBITDA as net income (loss) attributable to Viasat, Inc. before interest, income taxes, depreciation and amortization, adjusted to exclude certain significant items. We use Adjusted EBITDA to evaluate our operating performance, to allocate resources and capital, to measure performance for incentive compensation programs and to evaluate future growth opportunities. An itemized reconciliation between net income (loss) attributable to Viasat, Inc. and Adjusted EBITDA for fiscal years 2024, 2023, 2022, and 2021 is set forth below.

	Fiscal Year Ended March 31, 2024	Fiscal Year Ended March 31, 2023	Fiscal Year Ended March 31, 2022	Fiscal Year Ended March 31, 2021
(In thousands)
GAAP net income (loss) attributable to Viasat, Inc.	$(1,068,904)	$ 1,084,806	$ (15,534)	$ 3,691
Provision for (benefit from) income taxes	(140,052)	474,574	(14,237)	9,441
Interest expense (income), net	304,140	7,297	28,887	32,247
Depreciation and amortization	1,157,524	500,377	495,447	397,102
Stock-based compensation expense	83,631	84,459	86,808	84,879
Acquisition and transaction related expenses (1)	157,579	93,548	33,965	3,328
Gain on the Link-16 TDL Sale	11,000	(1,661,891)	—	—
Other income, net	—	—	(4,118)	—
Satellite impairment and related charges, net	905,496	—	—	—
Adjusted EBITDA (2)	$ 1,410,414	$ 583,170	$611,218	$530,688

(1)	Costs typically consist of acquisition, integration, and disposition related costs.

(2)	Amount includes both continuing and discontinued operations , excluding the fourth quarter of fiscal year 2023 gain on the Link-16 TDL Sale.

(6)
Adjusted EBITDA for fiscal years 2024, 2023, 2022, and 2021 includes adjustments attributable to the
Link-16
TDL Business, which was sold to L3 Harris on January 3, 2023. Adjusted EBITDA from continuing operations, which would have excluded this business, would have been $1,410.4 million, $501.1 million, $475.8 million, and $413.8 million for 2023, 2022, and 2021, respectively.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO(s) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Fiscal Year	First PEO	Second PEO	Non-PEO NEOs
2024	Mark Dankberg	N/A	Shawn Duffy, K. Guru Gowrappan, Kevin Harkenrider, Craig Miller and Dave Ryan
2023	Mark Dankberg	Richard Baldridge	Shawn Duffy, Kevin Harkenrider, Craig Miller and Mark Miller
2022	N/A	Richard Baldridge	Mark Dankberg, Shawn Duffy, Kevin Harkenrider and Mark Miller
2021	Mark Dankberg	Richard Baldridge	Shawn Duffy, James Dodd, Ken Peterman and Mark Miller

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NASDAQ Telecommunications Index (the “Peer Group”).
Adjustment To PEO Compensation, Footnote
(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for fiscal year 2024, as adjusted as follows:

Adjustments(a)	PEO (Mr. Dankberg)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(5,811,329)	(4,602,041)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	4,170,838	2,475,137
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	49,682
Increase/(deduction) for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(8,227,649)	(1,370,323)
Increase/(deduction) for Awards Granted during Prior Fys that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(911,211)	(198,685)
COMPENSATION ACTUALLY PAID	(1,818,672)	2,940,276

(a)
Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (1) for RSU awards, the closing price of a share of our common stock on the vesting date or applicable fiscal year end Date, and (2) for performance-based stock options, using a Monte Carlo simulation as of the applicable vesting date or applicable fiscal year end date which considered the likelihood of achieving the vesting conditions with respect to any relative TSR market condition. Assumptions used in the Monte-Carlo simulations performed for this purpose provided for a remaining contractual term assumption ranging between 2.6 - 5.0 years, a volatility assumption ranging between 58.49% - 63.87% using the Company’s historical volatility, and a risk free interest rate ranging between 4.10% - 4.36%, based on the yields of U.S. Treasury securities with maturities approximating the terms of the awards. For additional information on the valuation assumptions used in the calculation of these amounts, refer to note 9 to the financial statements included in our annual report on Form 10-K for the fiscal year ended March 31, 2024, as filed with SEC.

Non-PEO NEO Average Total Compensation Amount	$ 6,586,506	$ 2,211,338	$ 5,514,686	$ 3,176,279
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,940,276	312,927	4,238,353	4,478,427
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for fiscal year 2024, as adjusted as follows:

Adjustments(a)	PEO (Mr. Dankberg)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(5,811,329)	(4,602,041)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	4,170,838	2,475,137
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	49,682
Increase/(deduction) for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(8,227,649)	(1,370,323)
Increase/(deduction) for Awards Granted during Prior Fys that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(911,211)	(198,685)
COMPENSATION ACTUALLY PAID	(1,818,672)	2,940,276

(a)
Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (1) for RSU awards, the closing price of a share of our common stock on the vesting date or applicable fiscal year end Date, and (2) for performance-based stock options, using a Monte Carlo simulation as of the applicable vesting date or applicable fiscal year end date which considered the likelihood of achieving the vesting conditions with respect to any relative TSR market condition. Assumptions used in the Monte-Carlo simulations performed for this purpose provided for a remaining contractual term assumption ranging between 2.6 - 5.0 years, a volatility assumption ranging between 58.49% - 63.87% using the Company’s historical volatility, and a risk free interest rate ranging between 4.10% - 4.36%, based on the yields of U.S. Treasury securities with maturities approximating the terms of the awards. For additional information on the valuation assumptions used in the calculation of these amounts, refer to note 9 to the financial statements included in our annual report on Form 10-K for the fiscal year ended March 31, 2024, as filed with SEC.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended March 31, 2024:

•	Revenue

•	Adjusted EBITDA

•	TSR Relative to the S&P MidCap 400 Index

•	Non-GAAP Diluted Net Income (Loss) Per Share

•	New Contract Awards

•	Net Operating Asset Turnover

•	Stock Price

Total Shareholder Return Amount	$ 50.36	94.21	135.86	133.83
Peer Group Total Shareholder Return Amount	116.91	115.7	131.72	141.13
Net Income (Loss)	$ (1,068,904,000)	$ 1,084,806,000	$ (15,534,000)	$ 3,691,000
Company Selected Measure Amount	1,410,414,000	583,170,000	611,218,000	530,688,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
Adjusted EBITDA is a
non-GAAP
measure. We define Adjusted EBITDA as net income (loss) attributable to Viasat, Inc. before interest, income taxes, depreciation and amortization, adjusted to exclude certain significant items. We use Adjusted EBITDA to evaluate our operating performance, to allocate resources and capital, to measure performance for incentive compensation programs and to evaluate future growth opportunities. An itemized reconciliation between net income (loss) attributable to Viasat, Inc. and Adjusted EBITDA for fiscal years 2024, 2023, 2022, and 2021 is set forth below.

	Fiscal Year Ended March 31, 2024	Fiscal Year Ended March 31, 2023	Fiscal Year Ended March 31, 2022	Fiscal Year Ended March 31, 2021
(In thousands)
GAAP net income (loss) attributable to Viasat, Inc.	$(1,068,904)	$ 1,084,806	$ (15,534)	$ 3,691
Provision for (benefit from) income taxes	(140,052)	474,574	(14,237)	9,441
Interest expense (income), net	304,140	7,297	28,887	32,247
Depreciation and amortization	1,157,524	500,377	495,447	397,102
Stock-based compensation expense	83,631	84,459	86,808	84,879
Acquisition and transaction related expenses (1)	157,579	93,548	33,965	3,328
Gain on the Link-16 TDL Sale	11,000	(1,661,891)	—	—
Other income, net	—	—	(4,118)	—
Satellite impairment and related charges, net	905,496	—	—	—
Adjusted EBITDA (2)	$ 1,410,414	$ 583,170	$611,218	$530,688

(1)	Costs typically consist of acquisition, integration, and disposition related costs.

(2)	Amount includes both continuing and discontinued operations , excluding the fourth quarter of fiscal year 2023 gain on the Link-16 TDL Sale.

Measure:: 3
Pay vs Performance Disclosure
Name	TSR Relative to the S&P MidCap 400 Index
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Diluted Net Income (Loss) Per Share
Measure:: 5
Pay vs Performance Disclosure
Name	New Contract Awards
Measure:: 6
Pay vs Performance Disclosure
Name	Net Operating Asset Turnover
Measure:: 7
Pay vs Performance Disclosure
Name	Stock Price
Richard Baldridge [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,854,625	$ 12,236,750	$ 9,227,089
PEO Actually Paid Compensation Amount		$ (4,154,098)	$ 9,561,302	13,768,258
PEO Name		Richard Baldridge
Mark Dankberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,960,679	$ 6,996,915		9,359,823
PEO Actually Paid Compensation Amount	$ (1,818,672)	$ (2,285,665)		$ 14,176,753
PEO Name	Mark Dankberg	Mark Dankberg
PEO | Mark Dankberg [Member] | Amounts Reported under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,811,329)
PEO | Mark Dankberg [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,170,838
PEO | Mark Dankberg [Member] | Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,227,649)
PEO | Mark Dankberg [Member] | Awards Granted during Prior FYs that Vested During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(911,211)
Non-PEO NEO | Amounts Reported under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,602,041)
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,475,137
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,682
Non-PEO NEO | Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,370,323)
Non-PEO NEO | Awards Granted during Prior FYs that Vested During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (198,685)